Inventories and Supplies - Summary of Inventories and Supplies (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventories And Supplies [Line Items]
Inventories and supplies	₱ 3,662	₱ 4,085
Total inventories and supplies at the lower of cost or net realizable value	3,662	4,085
Commercial [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	2,109	1,406
Inventories and supplies	2,835	1,755
Network [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	515	420
Inventories and supplies	1,702	1,445
Others [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	1,038	2,259
Inventories and supplies	₱ 1,813	₱ 3,248